UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

VanEck Vectors ETF Trust

666 Third Avenue

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31,
Date of reporting period:	September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%

Australia: 3.7%
4,295,317	Incitec Pivot Ltd. #	$9,334,306
529,406	Nufarm Ltd. #	3,823,957
2,071,934	Treasury Wine Estates Ltd. #	17,581,566
		30,739,829
Canada: 8.1%
356,287	Agrium, Inc. (USD)	32,311,668
2,197,001	Potash Corp. of Saskatchewan, Inc. (USD)	35,855,056
		68,166,724
Chile: 0.5%
161,090	Sociedad Quimica y Minera de Chile SA (ADR)	4,333,321
China / Hong Kong: 1.0%
11,881,000	China Huishan Dairy Holdings Co. Ltd. † #	4,448,532
6,846,000	Goldin Financial Holdings Ltd. * #	3,907,166
		8,355,698
Denmark: 0.6%
129,170	Bakkafrost P/F (NOK) #	5,405,315
Germany: 1.4%
624,717	K+S AG † #	11,867,308
Indonesia: 0.8%
23,549,700	Charoen Pokphand Indonesia Tbk PT #	6,343,981
Israel: 0.8%
1,666,108	Israel Chemicals Ltd. (USD) †	6,497,821
Japan: 6.8%
2,915,130	Kubota Corp. #	44,182,993
546,000	Nippon Meat Packers, Inc. #	13,208,180
		57,391,173
Malaysia: 3.1%
5,246,300	Felda Global Ventures Holdings Bhd #	2,973,809
8,619,455	IOI Corp. Bhd #	9,287,562
1,251,870	Kuala Lumpur Kepong Bhd #	7,270,187
1,664,900	PPB Group Bhd #	6,522,091
		26,053,649
Netherlands: 0.3%
164,742	OCI NV * † #	2,428,937
Norway: 4.2%
1,087,098	Marine Harvest ASA (ADR) †	19,480,796
463,718	Yara International ASA #	15,456,928
		34,937,724
Russia: 0.9%
418,495	PhosAgro OAO (GDR) Reg S	5,398,585
766,637	Uralkali PJSC * #	2,168,207
		7,566,792
Singapore: 2.6%
1,602,800	First Resources Ltd. #	2,157,553
16,210,545	Golden Agri-Resources Ltd. #	4,239,341
6,596,551	Wilmar International Ltd. #	15,664,318
		22,061,212
South Africa: 0.3%
242,549	Tongaat Hulett Ltd.	2,082,204
South Korea: 0.5%
105,694	Komipharm International Co. Ltd. * #	4,144,660
Switzerland: 8.1%
778,862	Syngenta AG (ADR) †	68,228,311
Taiwan: 0.4%
2,330,000	Taiwan Fertilizer Co. Ltd. #	3,128,460
Thailand: 1.7%
15,921,636	Charoen Pokphand Foods (NVDR) #	14,635,772
Ukraine: 0.2%
117,037	Kernel Holding SA #	1,808,747
United Kingdom: 2.5%
2,844,019	CNH Industrial NV (USD) †	20,533,817
United States: 51.5%
150,910	AGCO Corp.	7,442,881
69,953	Andersons, Inc.	2,530,900
1,175,194	Archer-Daniels-Midland Co.	49,557,931
62,968	Balchem Corp.	4,881,909
386,848	Bunge Ltd.	22,913,007
540,254	CF Industries Holdings, Inc.	13,155,185
667,020	Deere & Co. †	56,930,157
253,312	FMC Corp.	12,245,102
172,430	IDEXX Laboratories, Inc. *	19,438,034
647,237	Monsanto Co.	66,147,621
845,830	Mosaic Co. †	20,689,002
85,973	Neogen Corp. *	4,809,330
191,066	Pilgrim’s Pride Corp.	4,035,314
53,061	Sanderson Farms, Inc. †	5,111,366
281,864	Toro Co.	13,202,510
322,842	Tractor Supply Co.	21,743,409
629,929	Tyson Foods, Inc.	47,036,798
1,159,763	Zoetis, Inc.	60,319,274
		432,189,730
Total Common Stocks (Cost: $924,885,338)		838,901,185

Principal Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.5%

Repurchase Agreements: 5.5%
$11,023,296	Repurchase agreement dated 9/30/16 with Citigroup Global Markets, Inc., 0.52%, due 10/3/16, proceeds $11,023,774; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 2/15/20 to 9/9/49, valued at $11,243,762 including accrued interest)	11,023,296
11,023,296	Repurchase agreement dated 9/30/16 with Daiwa Capital Markets America, Inc., 0.52%, due 10/3/16, proceeds $11,023,774; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/13/16 to 9/9/49, valued at $11,243,762 including accrued interest)	11,023,296
11,023,296	Repurchase agreement dated 9/30/16 with HSBC Securities USA, Inc., 0.46%, due 10/3/16, proceeds $11,023,719; (collateralized by various U.S. government and agency obligations, 0.00% to 7.13%, due 10/3/16 to 7/15/37, valued at $11,243,800 including accrued interest)	11,023,296
2,320,085	Repurchase agreement dated 9/30/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.50%, due 10/3/16, proceeds $2,320,182; (collateralized by various U.S. government and agency obligations, 2.14% to 6.00%, due 3/1/26 to 9/1/46, valued at $2,366,487 including accrued interest)	2,320,085
11,023,296	Repurchase agreement dated 9/30/16 with Nomura Securities International, Inc., 0.52%, due 10/3/16, proceeds $11,023,774; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 4/15/17 to 2/20/63, valued at $11,243,762 including accrued interest)	11,023,296
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $46,413,269)		46,413,269
Total Investments: 105.5% (Cost: $971,298,607)		885,314,454
Liabilities in excess of other assets: (5.5)%		(46,165,949)
NET ASSETS: 100.0%		$839,148,505

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $45,491,689.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $211,989,876 which represents 25.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	2.6%	$21,743,409
Consumer Staples	31.5	264,295,270
Financials	0.5	3,907,166
Health Care	10.6	88,711,298
Industrials	16.9	142,292,358
Materials	37.9	317,951,684
	100.0%	$838,901,185

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$30,739,829	$—	$30,739,829
Canada	68,166,724	—	—	68,166,724
Chile	4,333,321	—	—	4,333,321
China / Hong Kong	—	8,355,698	—	8,355,698
Denmark	—	5,405,315	—	5,405,315
Germany	—	11,867,308	—	11,867,308
Indonesia	—	6,343,981	—	6,343,981
Israel	6,497,821	—	—	6,497,821
Japan	—	57,391,173	—	57,391,173
Malaysia	—	26,053,649	—	26,053,649
Netherlands	—	2,428,937	—	2,428,937
Norway	19,480,796	15,456,928	—	34,937,724
Russia	5,398,585	2,168,207	—	7,566,792
Singapore	—	22,061,212	—	22,061,212
South Africa	2,082,204	—	—	2,082,204
South Korea	—	4,144,660	—	4,144,660
Switzerland	68,228,311	—	—	68,228,311
Taiwan	—	3,128,460	—	3,128,460
Thailand	—	14,635,772	—	14,635,772
Ukraine	—	1,808,747	—	1,808,747
United Kingdom	20,533,817	—	—	20,533,817
United States	432,189,730	—	—	432,189,730
Repurchase Agreements	—	46,413,269	—	46,413,269
Total	$626,911,309	$258,403,145	$—	$885,314,454

During the period ended September 30, 2016, transfers of securities from Level 2 to Level 1 were $ 5,492,880. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

COAL ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 98.7%

Australia: 17.2%
1,965,602	Aurizon Holdings Ltd. #	$7,105,989
290,511	Washington H Soul Pattinson & Co. Ltd. #	3,587,151
2,321,343	Whitehaven Coal Ltd. * #	4,402,825
		15,095,965
Canada: 12.5%
390,420	Teck Cominco Ltd. (USD)	7,039,273
215,704	Westshore Terminals Investment Corp.	3,914,430
		10,953,703
China / Hong Kong: 19.9%
7,700,095	China Coal Energy Co. Ltd. * #	4,191,496
3,143,408	China Shenhua Energy Co. Ltd. #	6,213,248
10,680,067	Fushan International Energy Group Ltd. #	2,423,693
29,780,000	National United Resources Holdings Ltd. * # §	408,921
6,232,000	Yanzhou Coal Mining Co. Ltd. #	4,225,356
		17,462,714
Indonesia: 15.4%
48,296,115	Adaro Energy Tbk PT #	4,481,705
1,787,452	Indo Tambangraya Megah Tbk PT #	1,497,731
3,267,700	Tambang Batubara Bukit Asam Tbk PT #	2,419,490
3,800,000	United Tractors Tbk PT #	5,177,217
		13,576,143
Philippines: 4.1%
1,552,610	Semirara Mining and Power Corp. #	3,651,744
Poland: 5.6%
288,182	Jastrzebska Spolka Weglowa SA * #	3,977,840
63,078	Lubelski Wegiel Bogdanka SA *	937,101
		4,914,941
Russia: 0.7%
690,381	Raspadskaya OJSC * #	592,683
South Africa: 4.6%
661,472	Exxaro Resources Ltd. #	4,058,010
South Korea: 1.1%
697,024	Kiwi Media Group * #	1,013,488
Thailand: 4.3%
8,273,900	Banpu PCL (NVDR) #	3,759,461
United States: 13.3%
227,437	Cloud Peak Energy, Inc. *	1,237,257
224,355	Consol Energy, Inc.	4,307,616
49,998	FreightCar America, Inc.	718,971
136,816	Joy Global, Inc.	3,795,276
203,033	SunCoke Energy, Inc.	1,628,325
		11,687,445
Total Common Stocks (Cost: $92,444,368)		86,766,297
RIGHTS: 0.0% (Cost: $114,311)
Thailand: 0.0%
284,936	Banpu Power PCL Rights (THB 21.00, expiring 08/26/17) * #	0
WARRANTS: 0.9% (Cost: $0)
Thailand: 0.9%
2,576,100	Banpu PCL 06/05/17 Warrants (THB 5.00, expiring 06/05/17) * #	783,523
MONEY MARKET FUND: 0.2% (Cost: $144,715)
144,715	Dreyfus Government Cash Management Fund	144,715
Total Investments: 99.8% (Cost: $92,703,394)		87,694,535
Other assets less liabilities: 0.2%		169,067
NET ASSETS: 100.0%		$87,863,602

NVDR	Non-Voting Depositary Receipt
THB	Thai Baht
USD	United States Dollar
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $63,971,571 which represents 72.8% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $408,921 which represents 0.5% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Energy	63.8	55,944,419
Industrials	18.2	15,943,587
Materials	17.8	15,661,814
Money Market Fund	0.2	144,715
	100.0%	$87,694,535

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$15,095,965	$—	$15,095,965
Canada	10,953,703	—	—	10,953,703
China / Hong Kong	—	17,462,714	—	17,462,714
Indonesia	—	13,576,143	—	13,576,143
Philippines	—	3,651,744	—	3,651,744
Poland	937,101	3,977,840	—	4,914,941
Russia	—	592,683	—	592,683
South Africa	—	4,058,010	—	4,058,010
South Korea	—	1,013,488	—	1,013,488
Thailand	—	3,759,461	—	3,759,461
United States	11,687,445	—	—	11,687,445
Rights
Thailand	—	0	—	0
Warrants
Thailand	—	783,523	—	783,523
Money Market Fund	144,715	—	—	144,715
Total	$23,722,964	$63,971,571	$—	$87,694,535

During the period ended September 30, 2016, transfers of securities from Level 2 to Level 1 were $ 455,364. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%

Austria: 1.1%
53,710	Verbund - Oesterreichische Elektrizis AG #	$896,168
Brazil: 1.8%
213,454	Cosan Ltd. (Class A) (USD)	1,526,196
Canada: 0.9%
57,643	Canadian Solar, Inc. (USD) * †	792,015
China / Hong Kong: 11.1%
1,390,000	China High Speed Transmission Equipment Group Co. Ltd. # §	1,413,526
4,079,000	China Longyuan Power Group Corp. Ltd. #	3,342,483
16,043,600	GCL-Poly Energy Holdings Ltd. † #	2,150,677
41,238	JinkoSolar Holding Co. Ltd. (ADR) * †	651,560
88,470	Trina Solar Ltd. (ADR) * †	905,933
615,200	Xinjiang Goldwind Science & Technology Co. Ltd. † #	926,327
		9,390,506
Denmark: 9.7%
99,796	Vestas Wind Systems A/S #	8,245,932
Germany: 2.8%
61,223	Nordex SE * † #	1,866,504
17,338	SMA Solar Technology AG † #	554,409
		2,420,913
Japan: 4.0%
141,704	Kurita Water Industries Ltd. #	3,371,733
Spain: 10.4%
256,422	EDP Renovaveis SA #	2,058,343
280,815	Gamesa Corp. Tecnologica SA #	6,730,972
		8,789,315
Sweden: 4.9%
465,531	Nibe Industrier AB #	4,150,284
United States: 53.3%
36,700	Badger Meter, Inc.	1,229,817
154,952	Covanta Holding Corp. †	2,384,711
131,206	Cree, Inc. * †	3,374,618
128,573	Eaton Corp. Plc	8,448,532
56,133	EnerSys, Inc.	3,883,842
98,737	First Solar, Inc. * †	3,899,124
50,581	Franklin Electric Co., Inc.	2,059,153
46,645	Green Plains Renewable Energy, Inc.	1,222,099
48,547	Itron, Inc. *	2,706,981
51,814	Ormat Technologies, Inc.	2,508,316
36,530	Power Integrations, Inc.	2,302,486
88,970	Solarcity Corp. * †	1,740,253
76,918	Sunpower Corp. * †	686,109
43,049	Tesla Motors, Inc. * †	8,783,288
		45,229,329
Total Common Stocks (Cost: $86,016,218)		84,812,391
MONEY MARKET FUND: 0.0% (Cost: $15,272)
15,272	Dreyfus Government Cash Management Fund	15,272
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $86,031,490)		84,827,663

Principal Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 28.8%

Repurchase Agreements: 28.8%
$5,801,191	Repurchase agreement dated 9/30/16 with Citigroup Global Markets, Inc., 0.52%, due 10/3/16, proceeds $5,801,442; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 2/15/20 to 9/9/49, valued at $5,917,215 including accrued interest)	5,801,191
5,801,191	Repurchase agreement dated 9/30/16 with Daiwa Capital Markets America, Inc., 0.52%, due 10/3/16, proceeds $5,801,442; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/13/16 to 9/9/49, valued at $5,917,215 including accrued interest)	5,801,191
5,801,191	Repurchase agreement dated 9/30/16 with HSBC Securities USA, Inc., 0.46%, due 10/3/16, proceeds $5,801,413; (collateralized by various U.S. government and agency obligations, 0.00% to 7.13%, due 10/3/16 to 7/15/37, valued at $5,917,235 including accrued interest)	5,801,191
1,220,981	Repurchase agreement dated 9/30/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.50%, due 10/3/16, proceeds $1,221,032; (collateralized by various U.S. government and agency obligations, 2.14% to 6.00%, due 3/1/26 to 9/1/46, valued at $1,245,401 including accrued interest)	1,220,981
5,801,191	Repurchase agreement dated 9/30/16 with Nomura Securities International, Inc., 0.52%, due 10/3/16, proceeds $5,801,442; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 4/15/17 to 2/20/63, valued at $5,917,215 including accrued interest)	5,801,191
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $24,425,745)		24,425,745
Total Investments: 128.8% (Cost: $110,457,235)		109,253,408
Liabilities in excess of other assets: (28.8)%		(24,416,869)
NET ASSETS: 100.0%		$84,836,539

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $23,718,948.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $35,707,358 which represents 42.1% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,413,526 which represents 1.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	10.4%	$8,783,288
Energy	3.2	2,748,295
Industrials	53.3	45,221,769
Information Technology	22.7	19,253,729
Utilities	10.4	8,805,310
Money Market Fund	0.0	15,272
	100.0%	$84,827,663

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$896,168	$—	$896,168
Brazil	1,526,196	—	—	1,526,196
Canada	792,015	—	—	792,015
China / Hong Kong	1,557,493	7,833,013	—	9,390,506
Denmark	—	8,245,932	—	8,245,932
Germany	—	2,420,913	—	2,420,913
Japan	—	3,371,733	—	3,371,733
Spain	—	8,789,315	—	8,789,315
Sweden	—	4,150,284	—	4,150,284
United States	45,229,329	—	—	45,229,329
Money Market Fund	15,272	—	—	15,272
Repurchase Agreements	—	24,425,745	—	24,425,745
Total	$49,120,305	$60,133,103	$—	$109,253,408

During the period ended September 30, 2016, transfers of securities from Level 1 to Level 2 were $ 615,677. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%

Australia: 12.6%
93,094,809	Evolution Mining Ltd. ‡ #	$177,036,881
33,536,085	Independence Group NL ‡ #	108,261,264
36,775,410	Newcrest Mining Ltd. #	620,693,427
34,327,542	Northern Star Resources Ltd. ‡ #	121,629,212
34,794,935	OceanaGold Corp. ‡ † #	108,339,156
28,584,990	Regis Resources Ltd. ‡ #	83,817,771
37,664,384	Resolute Mining Ltd. ‡ #	56,081,933
46,083,399	Saracen Mineral Holdings Ltd. ‡ * #	50,460,462
28,427,794	St. Barbara Ltd. ‡ * #	68,942,777
		1,395,262,883
Canada: 53.1%
10,876,720	Agnico-Eagle Mines Ltd. (USD)	589,300,690
15,222,597	Alamos Gold, Inc. (USD) ‡ †	124,825,295
11,262,540	Asanko Gold, Inc. (USD) ‡ *	47,302,668
54,614,533	B2GOLD Corp. (USD) ‡ * †	143,636,222
55,909,812	Barrick Gold Corp. (USD)	990,721,869
15,353,974	Centerra Gold, Inc. ‡ †	83,998,534
9,997,660	Detour Gold Corp. ‡ *	217,107,260
40,960,701	Eldorado Gold Corp. (USD) ‡	160,975,555
9,351,651	First Majestic Silver Corp. (USD) ‡ * †	96,322,005
8,306,996	Fortuna Silver Mines, Inc. ‡ *	60,109,973
8,505,647	Franco-Nevada Corp. (USD) †	594,289,556
40,944,102	Goldcorp, Inc. (USD)	676,396,565
9,670,891	Guyana Goldfields, Inc. ‡ *	60,266,005
25,760,421	IAMGOLD Corp. (USD) ‡ *	104,329,705
71,149,673	Kinross Gold Corp. (USD) ‡ *	299,540,123
6,708,630	Kirkland Lake Gold, Inc. ‡ *	50,790,085
9,669,394	Klondex Mines Ltd. (USD) ‡ *	55,599,016
17,058,672	McEwen Mining, Inc. (USD) ‡ †	62,605,326
29,314,728	New Gold, Inc. (USD) ‡ *	127,519,067
6,089,670	Osisko Gold Royalties Ltd. ‡	66,538,072
8,699,305	Pan American Silver Corp. (USD) ‡ †	153,281,754
8,597,100	Sandstorm Gold Ltd. (USD) ‡ * †	43,243,413
18,537,566	Semafo, Inc. ‡ *	77,013,590
6,804,010	Silver Standard Resources, Inc. (USD) ‡ * †	82,056,361
21,120,296	Silver Wheaton Corp. (USD)	570,881,601
4,525,813	Torex Gold Resources, Inc. ‡ *	97,730,700
54,161,729	Yamana Gold, Inc. (USD) ‡	233,437,052
		5,869,818,062
China / Hong Kong: 1.4%
49,987,000	Zhaojin Mining Industry Co. Ltd. ‡ † #	50,200,671
328,166,000	Zijin Mining Group Ltd. ‡ #	105,163,664
		155,364,335
Monaco: 0.9%
5,298,919	Endeavour Mining Corp. (CAD) ‡ *	102,732,704
Peru: 2.0%
15,755,580	Cia de Minas Buenaventura SA (ADR) ‡ *	218,057,227
South Africa: 7.9%
23,421,393	AngloGold Ashanti Ltd. (ADR) ‡ *	372,868,577
46,959,344	Gold Fields Ltd. (ADR) ‡ †	227,752,818
24,996,289	Harmony Gold Mining Co. Ltd. (USD) ‡ †	87,237,049
13,202,801	Sibanye Gold Ltd. (ADR) ‡ †	186,555,578
		874,414,022
United Kingdom: 5.8%
65,855,359	Cenatamin Plc ‡ #	126,770,858
5,104,941	Randgold Resources Ltd. (ADR) ‡ †	510,851,446
		637,622,304
United States: 16.3%
16,687,504	Alacer Gold Corp. (CAD) ‡ *	41,647,337
9,280,774	Coeur Mining, Inc. Corp. ‡ * †	109,791,556
22,089,902	Hecla Mining Co. ‡ †	125,912,441
25,456,621	Newmont Mining Corp.	1,000,190,639
3,752,504	Royal Gold, Inc. ‡ †	290,556,385
17,773,349	Tahoe Resources, Inc. ‡ †	228,032,068
		1,796,130,426
Total Common Stocks (Cost: $10,341,772,473)		11,049,401,963

Principal Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.1%

Repurchase Agreements: 1.1%
$29,165,486	Repurchase agreement dated 9/30/16 with Citigroup Global Markets, Inc., 0.52%, due 10/3/16, proceeds $29,166,750; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 2/15/20 to 9/9/49, valued at $29,748,796 including accrued interest)	29,165,486
29,165,486	Repurchase agreement dated 9/30/16 with Daiwa Capital Markets America, Inc., 0.52%, due 10/3/16, proceeds $29,166,750; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/13/16 to 9/9/49, valued at $29,748,796 including accrued interest)	29,165,486
29,168,574	Repurchase agreement dated 9/30/16 with HSBC Securities USA, Inc., 0.46%, due 10/3/16, proceeds $29,169,692; (collateralized by various U.S. government and agency obligations, 0.00% to 7.13%, due 10/3/16 to 7/15/37, valued at $29,752,045 including accrued interest)	29,168,574
6,135,307	Repurchase agreement dated 9/30/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.50%, due 10/3/16, proceeds $6,135,563; (collateralized by various U.S. government and agency obligations, 2.14% to 6.00%, due 3/1/26 to 9/1/46, valued at $6,258,013 including accrued interest)	6,135,307
29,165,486	Repurchase agreement dated 9/30/16 with Nomura Securities International, Inc., 0.52%, due 10/3/16, proceeds $29,166,750; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 4/15/17 to 2/20/63, valued at $29,748,796 including accrued interest)	29,165,486
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $122,800,339)		122,800,339
Total Investments: 101.1% (Cost: $10,464,572,812)		11,172,202,302
Liabilities in excess of other assets: (1.1)%		(118,565,877)
NET ASSETS: 100.0%		$11,053,636,425

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $115,595,197.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,677,398,076 which represents 15.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Diversified Metals & Mining	1.0%	$108,261,264
Gold	88.9	9,824,841,369
Silver	10.1	1,116,299,330
	100.0%	$11,049,401,963

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2016 is set forth below:

Affiliates	Value 12/31/15		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 09/30/16
Alacer Gold Corp.	$33,672,921		$25,818,630	$(28,698,397)	$(6,424,290)	$—	$41,647,337
Alamos Gold, Inc.	54,918,549		66,956,980	(71,994,012)	6,997,742	137,668	124,825,295
AngloGold Ashanti Ltd.	187,853,752		224,989,164	(255,752,872)	(135,786,712)	—	372,868,577
Asanko Gold, Inc.	—		48,935,318	(1,525,347)	(27,843)	—	47,302,668
B2GOLD Corp.	61,483,463		76,692,912	(74,613,038)	(4,820,863)	—	143,636,222
Cenatamin Plc	70,939,054		70,889,894	(76,047,178)	15,062,966	2,393,210	126,770,858
Centerra Gold, Inc.	72,984,295		58,283,292	(56,309,970)	(1,988,107)	1,214,076	83,998,534
Cia de Minas Buenaventura SA	70,955,167		99,237,695	(82,954,507)	(52,153,825)	—	218,057,227
Coeur Mining, Inc.	—		98,448,410	(3,643,361)	979,714	—	109,791,556
Detour Gold Corp.	115,259,336		134,380,195	(144,947,274)	34,376,527	—	217,107,260
Eldorado Gold Corp.	138,401,911		103,222,028	(119,768,537)	(106,102,316)	—	160,975,555
Endeavour Mining Corp.	—		89,459,050	(2,805,320)	287,645	—	102,732,704
Evolution Mining Ltd.	96,237,854		100,929,759	(97,966,917)	17,390,786	1,789,186	177,036,881
First Majestic Silver Corp.	—		109,148,420	(39,679,773)	8,425,480	—	96,322,005
Fortuna Silver Mines, Inc.	—		57,924,365	(2,013,538)	462,100	—	60,109,973
Gold Fields Ltd.	140,168,723		138,083,407	(140,265,906)	(40,467,933)	2,148,479	227,752,818
G-Resources Group Ltd.	41,016,138		8,791,697	(43,067,336)	(23,179,851)	—	—
Guyana Goldfields, Inc.	—		71,395,240	(2,042,318)	(36,270)	—	60,266,005
Harmony Gold Mining Co. Ltd.	—		133,072,828	(37,744,668)	(1,397,195)	832,276	87,237,049
Hecla Mining Co.	46,472,985		61,485,863	(59,230,303)	(7,279,764)	157,299	125,912,441
IAMGOLD Corp.	36,143,902		60,481,175	(49,472,186)	(22,890,355)	—	104,329,705
Independence Group NL	—		88,962,388	(2,894,821)	526,686	410,313	108,261,264
Kinross Gold Corp.	135,689,716		189,512,953	(192,322,710)	(141,666,113)	—	299,540,123
Kirkland Lake Gold, Inc.	—		71,658,947	(22,201,525)	1,004,068	—	50,790,085
Klondex Mines Ltd.	—		52,493,341	—	—	—	55,599,016
McEwen Mining, Inc.	—		61,023,497	(2,431,438)	538,915	72,519	62,605,326
New Gold, Inc.	76,818,007		81,158,185	(90,011,241)	(54,152,756)	—	127,519,067
Northern Star Resources Ltd.	79,223,331		70,053,868	(85,392,927)	19,028,501	1,816,362	121,629,212
OceanaGold Corp.	76,440,254		72,840,177	(83,150,741)	10,038,184	1,534,606	108,339,156
Osisko Gold Royalties Ltd.	60,400,833		46,621,880	(46,999,469)	(2,242,009)	513,877	66,538,072
Pan American Silver Corp.	64,109,994		81,455,431	(85,520,469)	(1,396,429)	324,154	153,281,754
Randgold Resources Ltd.	—	(a)	280,067,232	(130,365,620)	18,263,942	2,164,496	510,851,446
Regis Resources Ltd.	55,027,961		45,265,527	(49,019,309)	5,247,910	2,645,912	83,817,771
Resolute Mining Ltd.	—		60,133,988	—	—	466,769	56,081,933
Royal Gold, Inc.	155,681,349		152,774,659	(168,176,596)	(21,461,891)	3,384,056	290,556,385
Sandstorm Gold Ltd.	—		47,077,521	—	—	—	43,243,413
Saracen Mineral Holdings Ltd.	—		51,318,672	(1,871,261)	229,548	—	50,460,462
Semafo, Inc.	48,355,408		48,279,509	(47,036,303)	3,018,588	—	77,013,590
Sibanye Gold Ltd.	90,706,299		121,059,735	(139,711,137)	32,527,882	6,596,470	186,555,578
Silver Standard Resources, Inc.	—		82,926,637	(3,116,733)	529,973	—	82,056,361
St. Barbara Ltd.	—		79,408,558	(24,338,435)	1,074,677	—	68,942,777
Tahoe Resources, Inc.	128,072,018		129,578,251	(80,044,399)	(2,797,780)	2,545,035	228,032,068
Torex Gold Resources, Inc.	—		84,680,300	(2,878,012)	409,416	—	97,730,700
Yamana Gold, Inc.	114,499,902		145,771,889	(162,658,455)	(224,059,434)	753,586	233,437,052
Zhaojin Mining Industry Co. Ltd.	32,224,294		30,481,773	(35,332,825)	3,138,625	314,472	50,200,671
Zijin Mining Group Ltd.	98,209,214		70,160,793	(83,484,295)	5,202,025	2,448,469	105,163,664
	$2,381,966,630		$4,083,392,033	$(2,929,501,479)	$(665,569,836)	$34,663,290	$6,006,927,616

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$1,395,262,883	$—	$1,395,262,883
Canada	5,869,818,062	—	—	5,869,818,062
China / Hong Kong	—	155,364,335	—	155,364,335
Monaco	102,732,704	—	—	102,732,704
Peru	218,057,227	—	—	218,057,227
South Africa	874,414,022	—	—	874,414,022
United Kingdom	510,851,446	126,770,858	—	637,622,304
United States	1,796,130,426	—	—	1,796,130,426
Repurchase Agreements	—	122,800,339	—	122,800,339
Total	$9,372,003,887	$1,800,198,415	$—	$11,172,202,302

There were no transfers between levels during the period ended September 30, 2016.

See Notes to Schedules of Investments

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 95.7%

Australia: 14.2%
137,515,803	Beadell Resources Ltd. ‡ * † #	$43,688,951
37,661,396	Independence Group NL ‡ † #	121,578,602
56,544,764	Regis Resources Ltd. ‡ #	165,802,265
66,727,804	Resolute Mining Ltd. ‡ † #	99,357,107
76,399,946	Saracen Mineral Holdings Ltd. ‡ * #	83,656,515
58,772,565	St. Barbara Ltd. ‡ * #	142,534,586
		656,618,026
Canada: 67.5%
28,096,318	Alamos Gold, Inc. (USD) ‡	230,389,808
20,864,131	Argonaut Gold, Inc. ‡ *	54,769,832
23,666,096	Asanko Gold, Inc. ‡ *	99,040,158
42,760,414	B2Gold Corp. (USD) ‡ *	112,459,889
25,333,922	Centerra Gold, Inc. ‡ †	138,596,842
18,594,965	Continental Gold, Inc. ‡ * †	56,594,910
15,459,290	Dundee Precious Metals, Inc. ‡ * †	38,111,546
19,728,832	Endeavour Silver Corp. (USD) ‡ * †	101,208,908
16,830,828	Fortuna Silver Mines, Inc. (USD) ‡ *	121,855,195
17,421,578	Guyana Goldfields, Inc. ‡ * †	108,565,892
48,523,352	IAMGOLD Corp. (USD) ‡ *	196,519,576
12,884,136	Kirkland Lake Gold, Inc. ‡ *	97,543,963
7,055,925	MAG Silver Corp. ‡ *	106,140,869
31,560,723	McEwen Mining, Inc. (USD) ‡ †	115,827,853
20,661,207	Newmarket Gold, Inc. ‡ *	74,045,490
24,860,663	Novagold Resources, Inc. (USD) ‡ * †	139,219,713
12,529,356	Osisko Gold Royalties Ltd. ‡	136,900,553
20,106,603	Premier Gold Mines Ltd. ‡ * †	61,807,629
22,329,515	Pretium Resources, Inc. (USD) ‡ * †	229,324,119
22,505,475	Primero Mining Corp. (USD) ‡ * †	37,359,088
8,350,731	Richmont Mines, Inc. (USD) ‡ *	83,924,846
18,420,056	Sandstorm Gold Ltd. (USD) ‡ * †	92,652,882
6,122,680	Seabridge Gold, Inc. (USD) ‡ * †	67,533,160
31,825,698	Semafo, Inc. ‡ *	132,218,612
15,006,611	Silver Standard Resources, Inc. (USD) ‡ * †	180,979,729
25,378,331	Silvercorp Metals, Inc. ‡ * †	80,909,421
1,774,754	Sulliden Mining Capital, Inc. ‡ *	540,157
52,292,320	Teranga Gold Corp. ‡ * †	46,552,798
8,423,494	Torex Gold Resources, Inc. ‡ *	181,897,477
		3,123,490,915
China / Hong Kong: 3.0%
37,481,339	China Gold International Resources Corp. Ltd. (CAD) ‡ * †	91,546,584
1,328,428,000	China Precious Metal Resources Holdings Co. Ltd. ‡ * † #	42,872,053
19,287,400	Real Gold Mining Ltd. * # §	1,880,534
		136,299,171
Monaco: 3.5%
8,297,349	Endeavour Mining Corp. (CAD) ‡ *	160,864,716
South Africa: 2.8%
37,655,415	Harmony Gold Mining Co. Ltd. (USD) ‡ †	131,417,398
Turkey: 0.9%
7,724,493	Koza Altin Isletmeleri AS ‡ * #	43,578,564
United Kingdom: 0.9%
19,218,796	Highland Gold Mining Ltd. ‡ #	39,187,247
38,603,767	Patagonia Gold Plc * #	1,301,948
		40,489,195
United States: 2.9%
29,279,226	Alacer Gold Corp. (CAD) ‡ *	73,072,750
8,429,673	Gold Resource Corp. ‡ †	62,548,174
		135,620,924
Total Common Stocks (Cost: $3,737,471,096)		4,428,378,909
EXCHANGE TRADED FUND: 4.5% (Cost: $204,570,616)
7,898,158	VanEck Vectors Gold Miners ETF	208,748,316
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $3,942,041,712)		4,637,127,225

Principal Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.9%

Repurchase Agreements: 4.9%
$53,757,803	Repurchase agreement dated 9/30/16 with BNP Paribas Securities Corp., 0.48%, due 10/3/16, proceeds $53,759,953; (collateralized by various U.S. government and agency obligations, 0.00% to 6.25%, due 10/14/16 to 9/9/49, valued at $54,832,959 including accrued interest)	53,757,803
46,967,078	Repurchase agreement dated 9/30/16 with Citigroup Global Markets, Inc., 0.52%, due 10/3/16, proceeds $46,969,113; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 2/15/20 to 9/9/49, valued at $47,906,420 including accrued interest)	46,967,078
53,657,984	Repurchase agreement dated 9/30/16 with Daiwa Capital Markets America, Inc., 0.52%, due 10/3/16, proceeds $53,660,309; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/13/16 to 9/9/49, valued at $54,731,144 including accrued interest)	53,657,984
17,884,592	Repurchase agreement dated 9/30/16 with HSBC Securities USA, Inc., 0.46%, due 10/3/16, proceeds $17,885,278; (collateralized by various U.S. government and agency obligations, 0.00% to 7.13%, due 10/3/16 to 7/15/37, valued at $18,242,345 including accrued interest)	17,884,592
53,657,984	Repurchase agreement dated 9/30/16 with Nomura Securities International, Inc., 0.52%, due 10/3/16, proceeds $53,660,309; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 4/15/17 to 2/20/63, valued at $54,731,144 including accrued interest)	53,657,984
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $225,925,441)		225,925,441
Total Investments: 105.1% (Cost: $4,167,967,153)		4,863,052,666
Liabilities in excess of other assets: (5.1)%		(235,532,991)
NET ASSETS: 100.0%		$4,627,519,675

CAD	Canadian Dollar
USD	United States Dollar
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $209,966,039.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $785,438,372 which represents 17.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,880,534 which represents 0.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Diversified Metals & Mining	2.6%	$121,578,602
Exchange Traded Fund	4.5	208,748,316
Gold	83.2	3,858,034,211
Precious Metals & Minerals	0.8	38,651,703
Silver	8.9	410,114,393
	100.0%	$4,637,127,225

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2016 is set forth below:

Affiliates	Value 12/31/15		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 09/30/16
Alacer Gold Corp.	$—	(a)	$43,263,380	$(6,361,493)	$2,445	$—	$73,072,750
Alamos Gold, Inc.	52,823,141		138,765,773	(47,812,913)	4,809,065	194,692	230,389,808
Argonaut Gold, Inc.	7,207,452		36,121,353	(3,673,140)	(1,072,541)	—	54,769,832
Asanko Gold, Inc.	16,909,125		55,177,572	(11,787,734)	1,558,506	—	99,040,158
B2Gold Corp.	51,046,867		153,644,544	(190,148,811)	58,228,530	—	—	(b)
Beadell Resources Ltd.	5,792,241		27,719,749	(5,453,424)	(5,626,790)	—	43,688,951
Cenatamin Plc	56,583,430		123,454,938	(227,235,158)	49,190,178	3,604,992	—
Centerra Gold, Inc.	—		141,181,557	(2,064,242)	(135,573)	553,330	138,596,842
China Gold International Resources Corp. Ltd.	—	(a)	48,891,527	(9,892,999)	(4,616,697)	—	91,546,584
China Precious Metal Resources Holdings Co. Ltd.	10,849,757		36,819,952	(1,979,139)	(1,293,125)	—	42,872,053
Coeur Mining, Inc.	19,465,924		120,508,746	(236,622,228)	79,240,202	—	—
Continental Gold, Inc.	—	(a)	36,578,370	(1,847,880)	265,957	—	56,594,910
Dundee Precious Metals, Inc.	—	(a)	25,548,743	(2,457,753)	(751,259)	—	38,111,546
Endeavour Mining Corp.	21,268,267		86,336,753	(12,909,181)	2,601,429	—	160,864,716
Endeavour Silver Corp.	10,272,697		59,167,312	(3,774,715)	657,800	—	101,208,908
First Majestic Silver Corp.	36,854,087		121,890,013	(249,231,100)	76,270,723	—	—
Fortuna Silver Mines, Inc.	18,387,950		84,761,174	(21,146,414)	(1,707,565)	—	121,855,195
Gold Resource Corp.	6,448,848		24,930,777	(2,484,577)	(208,573)	74,696	62,548,174
Guyana Goldfields, Inc.	—		72,862,465	(6,589,796)	1,602,967	—	108,565,892
Harmony Gold Mining Co. Ltd.	—	(a)	78,832,931	(13,559,913)	5,635,391	1,054,476	131,417,398
Hecla Mining Co.	41,429,378		119,279,772	(253,420,348)	75,169,386	217,328	—
Highland Gold Mining Ltd.	—	(a)	17,863,580	(2,120,798)	252,327	389,493	39,187,247
IAMGOLD Corp.	36,884,936		124,511,629	(32,576,111)	(1,294,277)	—	196,519,576
Independence Group NL	—		128,968,325	(32,454,747)	(1,455,315)	553,312	121,578,602
Kingsgate Consolidated Ltd.	4,038,167		21,535	(4,753,267)	(7,527,655)	—	—
Kirkland Lake Gold, Inc.	14,371,239		79,816,234	(6,623,007)	1,794,489	—	97,543,963
Koza Altin Isletmeleri AS	—	(a)	26,798,644	(3,432,893)	(867,592)	—	43,578,564
Lake Shore Gold Corp.	24,696,622		13,278,123	(56,800,078)	17,017,520	—	—
MAG Silver Corp.	—	(a)	66,287,542	(5,433,471)	804,367	—	106,140,869
McEwen Mining, Inc.	15,101,226		66,004,212	(6,750,897)	1,779,937	118,012	115,827,853
Newmarket Gold, Inc.	—		65,806,137	—	—	—	74,045,490
Northern Star Resources Ltd.	71,554,817		505,641	(102,577,415)	61,189,581	—	—
Novagold Resources, Inc.	—	(a)	91,170,091	(22,632,496)	2,591,662	—	139,219,713
OceanaGold Corp.	69,926,904		498,787	(105,255,735)	29,627,694	1,464,785	—
Osisko Gold Royalties Ltd.	53,845,590		96,118,501	(11,283,224)	145,721	865,610	136,900,553
Pan American Silver Corp.	53,323,244		36,039,863	(158,225,034)	50,074,820	216,505	—
Premier Gold Mines Ltd.	19,641,686		38,633,061	(7,461,199)	(1,698)	—	61,807,629
Pretium Resources, Inc.	—	(a)	152,264,064	(9,558,224)	1,285,525	—	229,324,119
Primero Mining Corp.	19,217,283		32,095,984	(5,670,571)	(7,300,805)	—	37,359,088
Regis Resources Ltd.	44,465,829		105,948,338	(27,478,145)	1,449,090	4,381,677	165,802,265
Resolute Mining Ltd.	—	(a)	59,062,654	(7,479,082)	1,563,343	845,247	99,357,107
Richmont Mines, Inc.	—		84,211,069	—	—	—	83,924,846
Sandstorm Gold Ltd.	22,137,120		55,609,047	(6,956,721)	(613,590)	—	92,652,882
Saracen Mineral Holdings Ltd.	19,708,944		50,153,866	(17,641,563)	691,270	—	83,656,515
Seabridge Gold, Inc.	25,027,062		47,332,380	(9,219,452)	982,385	—	67,533,160
Semafo, Inc.	40,838,743		84,051,503	(10,628,126)	1,562,121	—	132,218,612
Silver Standard Resources, Inc.	29,701,462		134,140,215	(28,759,301)	(1,911,567)	—	180,979,729
Silvercorp Metals, Inc.	5,331,037		42,742,335	(5,267,657)	214,707	—	80,909,421
St. Barbara Ltd.	—		129,228,661	(1,924,072)	(150,477)	—	142,534,586
Sulliden Mining Capital, Inc.	636,969		—	(583,924)	(625,134)	—	—	(b)
Teranga Gold Corp.	7,594,406		29,857,188	(2,126,648)	386,132	—	46,552,798
Torex Gold Resources, Inc.	40,215,837		91,460,373	(11,465,713)	1,850,440	—	181,897,477
	$973,598,287		$3,586,216,983	$(2,013,592,529)	$493,335,477	$14,534,155	$4,312,196,381

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
(b)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$656,618,026	$—	$656,618,026
Canada	3,123,490,915	—	—	3,123,490,915
China / Hong Kong	91,546,584	42,872,053	1,880,534	136,299,171
Monaco	160,864,716	—	—	160,864,716
South Africa	131,417,398	—	—	131,417,398
Turkey	—	43,578,564	—	43,578,564
United Kingdom	—	40,489,195	—	40,489,195
United States	135,620,924	—	—	135,620,924
Exchange Traded Fund	208,748,316	—	—	208,748,316
Repurchase Agreements	—	225,925,441	—	225,925,441
Total	$3,851,688,853	$1,009,483,279	$1,880,534	$4,863,052,666

During the period ended September 30, 2016, transfers of securities from Level 1 to Level 2 were $ 8,290,333. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2016:

Common Stocks
China/Hong Kong
Balance as of December 31, 2015	$0
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1,880,534
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of September 30, 2016	$1,880,534

See Notes to Schedules of Investments

NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.5%

Argentina: 0.3%
10,603	Adecoagro SA (USD) *	$120,980
3,648	Cresud S.A.C.I.F. y A (ADR) *	65,153
1,903	YPF SA (ADR)	34,673
		220,806
Australia: 4.1%
69,950	Alumina Ltd. #	78,743
18,266	Bega Cheese Ltd. † #	93,167
96,336	BHP Billiton Ltd. #	1,668,562
16,967	BlueScope Steel Ltd. #	101,280
2,936	Caltex Australia Ltd. #	77,614
38,058	Evolution Mining Ltd. #	72,374
51,072	Fortescue Metals Group Ltd. #	195,457
22,128	GrainCorp. Ltd. #	133,479
12,561	Iluka Resources Ltd. #	60,835
25,829	Newcrest Mining Ltd. #	435,940
13,163	Oil Search Ltd. #	72,486
19,623	Origin Energy Ltd. #	82,745
17,885	Santos Ltd. #	50,402
159,736	South32 Ltd. #	297,584
8,153	Woodside Petroleum Ltd. #	180,751
		3,601,419
Austria: 0.3%
1,583	OMV AG #	45,596
4,308	Verbund - Oesterreichische Elektrizis AG #	71,880
3,308	Voestalpine AG #	114,407
		231,883
Brazil: 0.7%
12,353	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	114,389
20,370	Cia Siderurgica Nacional SA (ADR) *	56,221
5,350	Fibria Celulose SA	37,891
26,835	Gerdau SA (ADR)	72,991
16,751	Petroleo Brasileiro SA (ADR) *	156,287
38,630	Vale SA (ADR)	212,465
		650,244
Canada: 10.5%
7,597	Agnico-Eagle Mines Ltd. (USD)	411,605
16,744	Agrium, Inc. (USD)	1,518,513
9,012	Alamos Gold, Inc.	74,057
3,957	ARC Resources Ltd. †	71,447
31,463	B2Gold Corp. *	82,353
39,431	Barrick Gold Corp. (USD)	698,717
11,882	Cameco Corp. (USD)	101,710
12,396	Canadian Natural Resources Ltd. (USD)	397,168
1,737	Canfor Corp. *	19,257
5,568	Centerra Gold, Inc.	30,461
5,710	Crescent Point Energy Corp.	75,163
5,919	Detour Gold Corp. *	128,536
24,246	Eldorado Gold Corp. (USD)	95,287
10,513	Enbridge, Inc. (USD)	464,990
9,566	EnCana Corp. (USD)	100,156
5,537	First Majestic Silver Corp. (USD) *	57,031
20,693	First Quantum Minerals Ltd.	170,992
28,877	Goldcorp, Inc. (USD)	477,048
3,394	Husky Energy, Inc.	41,500
2,861	Imperial Oil Ltd. (USD) †	89,607
42,116	Kinross Gold Corp. (USD) *	177,308
18,801	Lundin Mining Corp. *	74,246
15,395	New Gold, Inc. *	66,652
5,151	Pan American Silver Corp. (USD)	90,761
101,726	Potash Corp. of Saskatchewan, Inc. (USD)	1,660,168
5,019	Pretium Resources, Inc. *	51,441
14,895	Silver Wheaton Corp. (USD)	402,612
18,731	Suncor Energy, Inc. (USD)	520,347
13,957	Teck Cominco Ltd. (USD)	251,645
2,427	Tourmaline Oil Corp. *	65,631
9,002	TransCanada Corp. (USD)	428,135
33,364	Turquoise Hill Resources Ltd. *	98,499
1,658	West Fraser Timber Co. Ltd.	51,005
32,061	Yamana Gold, Inc. (USD)	138,183
		9,182,231
Chile: 0.3%
98,846	Aguas Andinas SA	63,372
11,542	Antofagasta Plc † #	78,357
29,736	Empresas CMPC SA	59,074
13,392	Inversiones Aguas Metropolitanas SA	23,906
		224,709
China / Hong Kong: 1.7%
123,900	Aluminum Corp of China Ltd. * #	45,205
35,000	Angang New Steel Co. Ltd. * #	17,014
262,514	China Agri-Industries Holdings Ltd. * #	95,499
47,500	China Coal Energy Co. Ltd. * #	25,856
24,100	China Gas Holdings Ltd. #	38,347
48,000	China Hongqiao Group Ltd. #	43,407
340,500	China Modern Dairy Holdings Ltd. * #	64,367
113,000	China Molybdenum Co. Ltd. (Class H) #	23,287
19,600	China Oilfield Services Ltd. (Class H) #	17,189
285,727	China Petroleum & Chemical Corp. #	210,953
37,891	China Shenhua Energy Co. Ltd. #	74,895
179,579	CNOOC Ltd. #	226,554
12,400	Dongfang Electric Corp. Machinery Co. Ltd. #	9,856
75,800	Fosun International Ltd. #	114,791
45,500	Huaneng Power International, Inc. #	28,700
39,900	Jiangxi Copper Co. Ltd. (Class H) #	45,831
38,500	Kunlun Energy Co. Ltd. #	29,763
42,000	Lee & Man Paper Manufacturing Ltd. #	38,370
53,500	Maanshan Iron and Steel Co. Ltd. (Class H) * #	12,235
41,357	Nine Dragons Paper Holdings Ltd. #	38,999
235,940	PetroChina Co. Ltd. (Class-H) #	156,404
12,200	Tianjin Capital Environmental Protection Group Co. Ltd. #	6,962
19,500	Yanzhou Coal Mining Co. Ltd. #	13,221
34,400	Zhaojin Mining Industry Co. Ltd. #	34,547
226,161	Zijin Mining Group Ltd. #	72,475
		1,484,727
Denmark: 0.8%
8,009	Vestas Wind Systems A/S #	661,767
Finland: 0.3%
1,443	Neste Oil Oyj #	61,577
9,233	Outokumpu Oyj * #	63,416
13,532	Stora Enso Oyj (R Shares) #	120,256
		245,249
France: 2.3%
12,889	Suez Environnement Co. #	213,079
1,375	Technip SA #	84,561
27,895	Total SA #	1,327,234
18,497	Veolia Environnement SA #	426,371
		2,051,245
Germany: 0.6%
863	Aurubis AG #	48,411
1,539	BayWa AG † #	50,081
2,243	Nordex SE * #	68,382
1,154	Salzgitter AG #	37,849
13,081	ThyssenKrupp AG #	312,668
		517,391
Hungary: 0.1%
718	MOL Hungarian Oil & Gas Plc #	44,347
India: 0.4%
9,082	Reliance Industries Ltd. (GDR) Reg S 144A	297,890
1,924	Vedanta Resources Plc (GBP) #	14,564
		312,454
Indonesia: 0.1%
46,776	Astra Agro Lestari Tbk PT * #	53,230
62,700	International Nickel Indonesia Tbk PT * #	14,240
339,100	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	38,961
		106,431
Ireland: 0.1%
5,574	Smurfit Kappa Group Plc (GBP) #	124,448
Italy: 0.5%
30,265	ENI SpA #	436,302
65,104	Saipem SpA * #	27,594
		463,896
Japan: 3.7%
13,600	Calbee, Inc. #	515,992
12,400	Daido Steel Co. #	56,944
2,900	Daio Paper Corp. † #	34,378
8,200	Dowa Holdings Co. Ltd. #	57,567
6,317	Hitachi Metals Ltd. #	77,820
3,400	Hokuetsu Kishu Paper Co. Ltd. #	20,532
12,200	Inpex Holdings, Inc. #	111,081
17,364	JFE Holdings, Inc. #	254,186
28,100	JX Holdings, Inc. #	113,894
10,973	Kobe Steel Ltd. * #	99,662
3,965	Kurita Water Industries Ltd. #	94,344
3,932	Mitsubishi Materials Corp. #	107,698
2,600	Nippon Paper Industries #	47,634
27,100	Nippon Steel Corp. #	556,872
33,614	Nippon Suisan Kaisha Ltd. #	144,781
32,450	Nisshin Seifun Group, Inc. #	495,306
22,576	OJI Paper Co. Ltd. #	89,605
5,570	Rengo Co. Ltd. #	34,250
3,883	Sumitomo Forestry Co. Ltd. #	52,041
16,523	Sumitomo Metal Mining Ltd. #	228,527
3,600	TonenGeneral Sekiyu KK #	36,558
1,500	Yamato Kogyo Co. Ltd. #	44,457
		3,274,129
Luxembourg: 0.5%
56,714	ArcelorMittal * #	346,001
2,658	Tenaris SA (ADR)	75,487
1,445	Ternium SA (ADR)	28,365
		449,853
Malaysia: 1.0%
35,851	Genting Plantation Bhd	95,360
389,994	IOI Corp. Bhd #	420,223
56,378	Kuala Lumpur Kepong Bhd #	327,413
3,300	Petronas Dagangan Bhd #	18,756
		861,752
Mexico: 0.7%
24,600	Gruma, SAB de CV	324,051
102,814	Grupo Mexico, SAB de CV	251,703
3,097	Industrias Penoles, SAB de CV	74,583
		650,337
Netherlands: 1.3%
496	Core Laboratories NV (USD) †	55,716
42,152	Royal Dutch Shell Plc (GBP) #	1,095,223
		1,150,939
Norway: 2.2%
45,815	Marine Harvest ASA #	822,070
40,992	Norsk Hydro ASA #	177,291
11,842	Statoil ASA #	198,864
21,335	Yara International ASA #	711,151
		1,909,376
Peru: 0.3%
6,250	Cia de Minas Buenaventura SA (ADR) *	86,500
5,842	Southern Copper Corp. (USD) †	153,645
		240,145
Poland: 0.2%
4,082	KGHM Polska Miedz SA #	79,465
3,465	Polski Koncern Naftowy Orlen SA † #	58,877
19,919	Polskie Gornictwo Naftowe I Gazownictwo SA #	26,300
		164,642
Portugal: 0.1%
4,773	Galp Energia, SGPS, SA #	65,234
5,284	Portucel-Empresa Productora de Pasta e Papel SA #	15,199
		80,433
Russia: 1.8%
8,592	Evraz Plc (GBP) * #	17,974
4,881	Lukoil PJSC (ADR) #	238,012
3,353	Magnitogorsk Iron & Steel Works (GDR) # Reg S	19,879
20,427	MMC Norilsk Nickel PJSC (ADR) #	326,487
751	Novatek OAO (GDR) # Reg S	82,786
2,518	Novolipetsk Steel (GDR) # Reg S	32,730
67,937	OAO Gazprom (ADR) #	286,374
9,888	PhosAgro OAO (GDR) Reg S	127,555
7,546	Polymetal International (GBP) #	94,948
3,199	Ros Agro Plc (GDR) Reg S	42,547
13,119	Rosneft Oil Co. (GDR) # Reg S	71,759
5,280	Severstal OAO (GDR) # Reg S	63,716
10,453	Surgutneftegas OJSC (ADR) #	50,340
2,860	Tatneft PJSC (ADR) #	88,179
		1,543,286
Singapore: 1.6%
818,019	Golden Agri-Resources Ltd. #	213,926
66,500	Olam International Ltd. #	100,613
451,564	Wilmar International Ltd. #	1,072,294
		1,386,833
South Africa: 1.2%
2,009	Anglo American Platinum Ltd. * #	56,402
13,810	AngloGold Ashanti Ltd. (ADR) *	219,855
25,295	Gold Fields Ltd. (ADR)	122,681
12,536	Harmony Gold Mining Co. Ltd. (ADR)	43,751
22,128	Impala Platinum Holdings Ltd. * #	111,580
1,643	Kumba Iron Ore Ltd. * #	14,799
8,726	Mondi Plc (GBP) #	183,736
9,283	Northern Platinum Ltd. * #	35,181
11,063	Sappi Ltd. * #	57,183
5,712	Sasol Ltd. #	155,729
21,979	Sibanye Gold Ltd. #	77,981
		1,078,878
South Korea: 1.4%
2,511	Hyundai Steel Co. #	116,723
394	Korea Zinc Co. Ltd. #	172,876
2,498	POSCO #	517,758
723	SK Energy Co. Ltd. #	107,125
394	SK Holdings Co. Ltd. #	76,247
486	S-Oil Corp. #	36,112
1,996	Woongjin Coway Co. Ltd. #	173,383
30	Young Poong Corp. #	28,867
		1,229,091
Spain: 0.5%
4,475	Acerinox SA #	59,218
8,077	Gamesa Corp. Tecnologica SA #	193,601
1,409	Pescanova SA * § #	—
12,866	Repsol YPF SA #	174,845
		427,664
Sweden: 1.0%
4,206	BillerudKorsnas AB #	74,526
8,210	Boliden AB #	193,230
914	Holmen AB (B Shares) #	32,602
2,223	Lundin Petroleum AB * #	40,744
15,684	SSAB AB (B Shares) * #	38,307
15,150	Svenska Cellulosa AB (B Shares) #	450,264
		829,673
Switzerland: 6.2%
136,246	Glencore Xstrata Plc (GBP) * #	373,886
11,285	Syngenta AG #	4,952,888
3,866	Transocean, Inc. (USD) †	41,212
10,085	Weatherford International Plc (USD) *	56,678
		5,424,664
Taiwan: 0.4%
403,372	China Steel Corp. #	285,140
20,420	Formosa Petrochemical Corp. #	61,561
		346,701
Thailand: 0.2%
15,600	PTT Exploration & Production PCL (NVDR) #	36,697
9,600	PTT PCL (NVDR) #	94,472
		131,169
Turkey: 0.1%
53,584	Eregli Demir ve Celik Fabrikalari TAS #	73,749
1,381	Tupras-Turkiye Petrol Rafinerileri AS #	26,154
		99,903
United Kingdom: 6.0%
42,190	Anglo American Plc * #	527,300
211,188	BP Plc #	1,233,666
61,654	Centrica Plc #	182,697
120,408	CNH Industrial NV (USD)	869,346
22,488	DS Smith Plc #	112,142
14,872	Pennon Group Plc #	172,328
2,881	Petrofac Ltd. #	33,420
3,110	Randgold Resources Ltd. (ADR)	311,218
36,418	Rio Tinto Plc #	1,213,058
8,615	Severn Trent Plc #	280,153
24,649	United Utilities Group Plc #	320,864
		5,256,192
United States: 47.0%
8,256	AGCO Corp.	407,186
39,485	Alcoa, Inc.	400,378
3,273	Allegheny Technologies, Inc. †	59,143
1,321	American States Water Co.	52,906
5,745	Anadarko Petroleum Corp.	364,003
3,177	Andersons, Inc.	114,944
4,271	Apache Corp.	272,789
6,411	Aqua America, Inc.	195,407
70,500	Archer-Daniels-Midland Co.	2,972,985
4,816	Baker Hughes, Inc.	243,063
16,898	Bunge Ltd.	1,000,869
5,234	Cabot Oil & Gas Corp.	135,037
1,735	California Water Service Group	55,676
1,400	Carpenter Technology Corp.	57,764
28,251	CF Industries Holdings, Inc. †	687,912
2,653	Cheniere Energy, Inc. *	115,671
21,230	Chevron Corp.	2,184,992
1,070	Cimarex Energy Co.	143,776
5,494	Coeur d’Alene Mines Corp. *	64,994
3,442	Commercial Metals Co.	55,726
1,600	Concho Resources, Inc. *	219,760
13,938	ConocoPhillips	605,885
968	Continental Resources, Inc. * †	50,297
3,646	Cree, Inc. * †	93,775
19,945	Darling International, Inc. *	269,457
35,053	Deere & Co. †	2,991,774
5,892	Devon Energy Corp.	259,896
878	Diamondback Energy, Inc. *	84,762
1,487	Domtar Corp.	55,212
6,198	EOG Resources, Inc.	599,409
1,945	EQT Corp.	141,246
46,666	Exxon Mobil Corp.	4,073,008
2,776	First Solar, Inc. * †	109,624
2,539	FMC Technologies, Inc. *	75,332
36,683	Freeport-McMoRan Copper & Gold, Inc.	398,377
7,583	Graphic Packaging Holding Co.	106,086
9,690	Halliburton Co.	434,887
13,345	Hecla Mining Co.	76,066
1,216	Helmerich & Payne, Inc. †	81,837
3,029	Hess Corp.	162,415
1,987	HollyFrontier Corp.	48,681
8,747	Ingredion, Inc.	1,163,876
9,770	International Paper Co.	468,765
1,202	Itron, Inc. *	67,024
21,605	Kinder Morgan, Inc.	499,724
1,289	Lindsay Corp.	95,360
3,378	Louisiana-Pacific Corp. *	63,608
9,534	Marathon Oil Corp.	150,733
53,028	Monsanto Co.	5,419,462
42,438	Mosaic Co. †	1,038,033
1,822	Murphy Oil Corp.	55,389
4,250	National Oilwell Varco, Inc. †	156,145
2,235	Newfield Exploration Co. *	97,133
17,955	Newmont Mining Corp.	705,452
4,834	Noble Energy, Inc.	172,767
9,557	Nucor Corp.	472,594
8,597	Occidental Petroleum Corp.	626,893
2,368	ONEOK, Inc.	121,692
1,268	Ormat Technologies, Inc.	61,384
2,238	Packaging Corp. of America	181,860
5,000	Phillips 66	402,750
7,094	Pilgrim’s Pride Corp. *	149,825
1,908	Pioneer Natural Resources Co.	354,220
2,117	Range Resources Corp.	82,034
2,179	Reliance Steel & Aluminum Co.	156,953
1,959	Royal Gold, Inc.	151,685
15,651	Schlumberger Ltd.	1,230,795
726	Schweitzer-Mauduit International, Inc.	27,995
31	Seaboard Corp. *	106,640
5,552	Southwestern Energy Co. *	76,840
7,890	Spectra Energy Corp.	337,297
7,316	Steel Dynamics, Inc.	182,827
2,097	Sunpower Corp. * †	18,705
10,520	Tahoe Resources, Inc.	134,972
1,875	Targa Resources Corp.	92,081
1,338	Tesoro Corp.	106,451
16,198	Tractor Supply Co.	1,090,935
36,046	Tyson Foods, Inc.	2,691,555
5,056	United States Steel Corp. †	95,356
5,192	Valero Energy Corp.	275,176
5,976	WestRock Co.	289,716
17,789	Weyerhaeuser Co.	568,181
7,688	Williams Companies, Inc.	236,252
1,323	Worthington Industries, Inc.	63,544
		41,063,686
Total Common Stocks (Cost: $94,212,376)		87,722,593

Principal Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.7%

Repurchase Agreements: 6.7%
$1,411,867	Repurchase agreement dated 9/30/16 with BNP Paribas Securities Corp., 0.48%, due 10/3/16, proceeds $1,411,923; (collateralized by various U.S. government and agency obligations, 0.00% to 6.25%, due 10/14/16 to 9/9/49, valued at $1,440,104 including accrued interest)	1,411,867
1,391,828	Repurchase agreement dated 9/30/16 with Citigroup Global Markets, Inc., 0.52%, due 10/3/16, proceeds $1,391,888; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 2/15/20 to 9/9/49, valued at $1,419,665 including accrued interest)	1,391,828
1,391,828	Repurchase agreement dated 9/30/16 with Daiwa Capital Markets America, Inc., 0.52%, due 10/3/16, proceeds $1,391,888; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/13/16 to 9/9/49, valued at $1,419,665 including accrued interest)	1,391,828
272,902	Repurchase agreement dated 9/30/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.50%, due 10/3/16, proceeds $272,913; (collateralized by various U.S. government and agency obligations, 2.14% to 6.00%, due 3/1/26 to 9/1/46, valued at $278,360 including accrued interest)	272,902
1,391,828	Repurchase agreement dated 9/30/16 with Nomura Securities International, Inc., 0.52%, due 10/3/16, proceeds $1,391,888; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 4/15/17 to 2/20/63, valued at $1,419,665 including accrued interest)	1,391,828
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $5,860,253)		5,860,253
Total Investments: 107.2% (Cost: $100,072,629)		93,582,846
Liabilities in excess of other assets: (7.2)%		(6,257,292)
NET ASSETS: 100.0%		$87,325,554

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,800,361.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $33,181,131 which represents 38.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $297,890, or 0.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	1.5%	$1,316,359
Consumer Staples	16.1	14,094,674
Energy	29.9	26,233,721
Industrials	6.4	5,639,697
Information Technology	0.4	289,128
Materials	42.4	37,214,221
Real Estate	0.7	633,334
Utilities	2.6	2,301,459
	100.0%	$87,722,593

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$220,806	$—	$—	$220,806
Australia	—	3,601,419	—	3,601,419
Austria	—	231,883	—	231,883
Brazil	650,244	—	—	650,244
Canada	9,182,231	—	—	9,182,231
Chile	146,352	78,357	—	224,709
China / Hong Kong	—	1,484,727	—	1,484,727
Denmark	—	661,767	—	661,767
Finland	—	245,249	—	245,249
France	—	2,051,245	—	2,051,245
Germany	—	517,391	—	517,391
Hungary	—	44,347	—	44,347
India	297,890	14,564	—	312,454
Indonesia	—	106,431	—	106,431
Ireland	—	124,448	—	124,448
Italy	—	463,896	—	463,896
Japan	—	3,274,129	—	3,274,129
Luxembourg	103,852	346,001	—	449,853
Malaysia	95,360	766,392	—	861,752
Mexico	650,337	—	—	650,337
Netherlands	55,716	1,095,223	—	1,150,939
Norway	—	1,909,376	—	1,909,376
Peru	240,145	—	—	240,145
Poland	—	164,642	—	164,642
Portugal	—	80,433	—	80,433
Russia	170,102	1,373,184	—	1,543,286
Singapore	—	1,386,833	—	1,386,833
South Africa	386,287	692,591	—	1,078,878
South Korea	—	1,229,091	—	1,229,091
Spain	—	427,664	0	427,664
Sweden	—	829,673	—	829,673
Switzerland	97,890	5,326,774	—	5,424,664
Taiwan	—	346,701	—	346,701
Thailand	—	131,169	—	131,169
Turkey	—	99,903	—	99,903
United Kingdom	1,180,564	4,075,628	—	5,256,192
United States	41,063,686	—	—	41,063,686
Repurchase Agreements	—	5,860,253	—	5,860,253
Total	$54,541,462	$39,041,384	$0	$93,582,846

During the period ended September 30, 2016, transfers of securities from Level 1 to Level 2 were $ 55,592, transfers of securities from Level 2 to Level 1 were $ 462,499. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedule of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2016:

Common Stocks
Spain
Balance as of December 31, 2015	$0
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of September 30, 2016	$0

See Notes to Schedules of Investments

OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%

Australia: 4.6%
6,931	Caltex Australia Ltd. #	$183,223
China / Hong Kong: 2.1%
162,000	Sinopec Shanghai Petrochemical Co. Ltd. #	82,272
Finland: 4.5%
4,255	Neste Oil Oyj #	181,574
India: 8.4%
10,286	Reliance Industries Ltd. (GDR) Reg S 144A	337,381
Israel: 1.3%
339	Paz Oil Co. Ltd.	52,981
Japan: 15.6%
2,800	Cosmo Energy Holdings Co. Ltd. #	35,334
5,000	Idemitsu Kosan Co. Ltd. #	103,664
59,800	JX Holdings, Inc. #	242,379
9,600	Showa Shell Sekiyu KK #	89,366
15,000	TonenGeneral Sekiyu KK #	152,324
		623,067
Poland: 4.5%
10,482	Polski Koncern Naftowy Orlen SA #	178,109
Portugal: 4.1%
12,071	Galp Energia, SGPS, SA #	164,979
South Korea: 9.6%
1,559	SK Energy Co. Ltd. #	230,993
2,047	S-Oil Corp. #	152,103
		383,096
Taiwan: 4.4%
58,000	Formosa Petrochemical Corp. #	174,854
Thailand: 4.4%
522,400	IRPC PCL (NVDR) #	73,792
51,100	Thai Oil PCL (NVDR) #	101,317
		175,109
Turkey: 2.9%
6,032	Tupras-Turkiye Petrol Rafinerileri AS #	114,236
United States: 33.6%
6,422	HollyFrontier Corp.	157,339
5,964	Marathon Petroleum Corp.	242,079
2,837	PBF Energy, Inc. †	64,230
3,974	Phillips 66	320,106
2,481	Tesoro Corp.	197,388
4,934	Valero Energy Corp.	261,502
3,625	Western Refining, Inc. †	95,917
		1,338,561
Total Common Stocks (Cost: $3,925,352)		3,989,442
MONEY MARKET FUND: 0.2% (Cost: $5,953)
5,953	Dreyfus Government Cash Management Fund	5,953
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $3,931,305)		3,995,395

Principal Amount

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.7% (Cost: $150,165)
Repurchase Agreement: 3.7%
$150,165	Repurchase agreement dated 9/30/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.50%, due 10/3/16, proceeds $150,171; (collateralized by various U.S. government and agency obligations, 2.14% to 6.00%, due 3/1/26 to 9/1/46, valued at $153,168 including accrued interest)	150,165
Total Investments: 103.9% (Cost: $4,081,470)		4,145,560
Liabilities in excess of other assets: (3.9)%		(156,907)
NET ASSETS: 100.0%		$3,988,653

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
†	Security fully or partially on loan. Total market value of securities on loan is $152,117.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,260,519 which represents 56.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $337,381, or 8.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	97.8%	$3,907,170
Materials	2.1	82,272
Money Market Fund	0.1	5,953
	100.0%	$3,995,395

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$183,223	$—	$183,223
China / Hong Kong	—	82,272	—	82,272
Finland	—	181,574	—	181,574
India	337,381	—	—	337,381
Israel	52,981	—	—	52,981
Japan	—	623,067	—	623,067
Poland	—	178,109	—	178,109
Portugal	—	164,979	—	164,979
South Korea	—	383,096	—	383,096
Taiwan	—	174,854	—	174,854
Thailand	—	175,109	—	175,109
Turkey	—	114,236	—	114,236
United States	1,338,561	—	—	1,338,561
Money Market Fund	5,953	—	—	5,953
Repurchase Agreement	—	150,165	—	150,165
Total	$1,734,876	$2,410,684	$—	$4,145,560

During the period ended September 30, 2016, transfers of securities from Level 2 to Level 1 were $ 331,684. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%

Luxembourg: 5.0%
1,790,637	Tenaris SA (ADR) †	$50,854,091
Netherlands: 4.4%
400,289	Core Laboratories NV (USD) †	44,964,463
Switzerland: 8.1%
4,285,130	Transocean, Inc. (USD) †	45,679,486
6,708,077	Weatherford International Plc (USD) * †	37,699,393
		83,378,879
United Kingdom: 5.5%
3,627,433	Ensco Plc CL A (USD)	30,833,180
2,109,807	Noble Corp Plc (USD) †	13,376,176
5,337,706	Seadrill Ltd. (USD) * †	12,650,363
		56,859,719
United States: 77.0%
991,057	Baker Hughes, Inc.	50,018,647
103,524	CARBO Ceramics, Inc.	1,132,553
982,399	Diamond Offshore Drilling, Inc. †	17,300,046
400,813	Dril-Quip, Inc. *	22,341,317
1,575,364	FMC Technologies, Inc. *	46,741,050
3,397,662	Halliburton Co.	152,487,071
706,758	Helmerich & Payne, Inc. †	47,564,813
2,822,576	McDermott International, Inc. * †	14,141,106
3,367,782	Nabors Industries Ltd.	40,952,229
1,449,359	National Oilwell Varco, Inc. †	53,249,450
956,870	Oceaneering International, Inc.	26,323,494
431,934	Oil States International, Inc. *	13,636,156
1,464,738	Patterson-UTI Energy, Inc.	32,766,189
994,115	Rowan Companies Plc	15,070,783
2,512,644	Schlumberger Ltd.	197,594,324
1,872,304	Superior Energy Services, Inc.	33,514,242
387,303	Tidewater, Inc. †	1,092,194
552,250	US Silica Holdings, Inc. †	25,712,760
		791,638,424
Total Common Stocks (Cost: $1,669,921,400)		1,027,695,576
MONEY MARKET FUND: 0.0% (Cost: $55,908)
55,908	Dreyfus Government Cash Management Fund	55,908
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $1,669,977,308)		1,027,751,484

Principal Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 18.4%

Repurchase Agreements: 18.4%
$45,277,121	Repurchase agreement dated 9/30/16 with BNP Paribas Securities Corp., 0.48%, due 10/3/16, proceeds $45,278,932; (collateralized by various U.S. government and agency obligations, 0.00% to 6.25%, due 10/14/16 to 9/9/49, valued at $46,182,663 including accrued interest)	45,277,121
44,772,151	Repurchase agreement dated 9/30/16 with Citigroup Global Markets, Inc., 0.52%, due 10/3/16, proceeds $44,774,091; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 2/15/20 to 9/9/49, valued at $45,667,594 including accrued interest)	44,772,151
44,772,151	Repurchase agreement dated 9/30/16 with Daiwa Capital Markets America, Inc., 0.52%, due 10/3/16, proceeds $44,774,091; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/13/16 to 9/9/49, valued at $45,667,595 including accrued interest)	44,772,151
8,918,596	Repurchase agreement dated 9/30/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.50%, due 10/3/16, proceeds $8,918,968; (collateralized by various U.S. government and agency obligations, 2.14% to 6.00%, due 3/1/26 to 9/1/46, valued at $9,096,968 including accrued interest)	8,918,596
44,772,151	Repurchase agreement dated 9/30/16 with Nomura Securities International, Inc., 0.52%, due 10/3/16, proceeds $44,774,091; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 4/15/17 to 2/20/63, valued at $45,667,594 including accrued interest)	44,772,151
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $188,512,170)		188,512,170
Total Investments: 118.4% (Cost: $1,858,489,478)		1,216,263,654
Liabilities in excess of other assets: (18.4)%		(188,658,610)
NET ASSETS: 100.0%		$1,027,605,044

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $183,355,314.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Oil & Gas Drilling	24.9%	$256,193,265
Oil & Gas Equipment & Services	75.1	771,502,311
Money Market Fund	0.0	55,908
	100.0%	$1,027,751,484

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,027,695,576	$—	$—	$1,027,695,576
Money Market Fund	55,908	—	—	55,908
Repurchase Agreements	—	188,512,170	—	188,512,170
Total	$1,027,751,484	$188,512,170	$—	$1,216,263,654

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended September 30, 2016.

See Notes to Schedules of Investments

RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 96.7%

Australia: 19.9%
6,477,053	Galaxy Resources Ltd. * † #	$1,613,883
509,360	Iluka Resources Ltd. #	2,466,921
698,675	Orocobre Ltd. * † #	1,999,467
4,454,502	Pilbara Minerals Ltd. * † #	1,662,507
		7,742,778
Canada: 10.7%
2,541,633	Lithium Americas Corp. *	1,740,513
2,015,778	Nemaska Lithium, Inc. * †	2,423,381
		4,163,894
China / Hong Kong: 38.3%
4,698,636	China Molybdenum Co. Ltd. #	2,620,390
1,600,241	China Northern Rare Earth Group High-Tech Co. Ltd. #	2,976,844
22,865,895	China Rare Earth Holdings Ltd. * #	1,662,299
13,292,000	CITIC Dameng Holdings Ltd. * #	656,411
2,154,711	Jinduicheng Molybdenum Co. Ltd. * #	2,501,590
80,112,964	North Mining Shares Co. Ltd. * #	1,585,278
766,070	Xiamen Tungsten Co. Ltd. #	2,922,530
		14,925,342
France: 5.0%
48,876	Eramet SA * † #	1,945,465
Japan: 9.4%
126,892	OSAKA Titanium Technologies Co. † #	1,776,977
261,747	Toho Titanium Co. Ltd. † #	1,892,850
		3,669,827
Malaysia: 3.9%
36,321,321	Lynas Corp. Ltd. (AUD) * † #	1,540,671
South Africa: 4.7%
170,929	Assore Ltd. †	1,845,617
United States: 4.8%
198,273	Tronox Ltd. †	1,857,818
Total Common Stocks (Cost: $38,920,270)		37,691,412
PREFERRED STOCKS: 3.1%
Brazil: 3.1% (Cost: $1,257,057)
542,423	Cia de Ferro Ligas da Bahia	1,200,431
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $40,177,327)		38,891,843

Principal Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 16.8%

Repurchase Agreements: 16.8%
$1,556,803	Repurchase agreement dated 9/30/16 with Citigroup Global Markets, Inc., 0.52%, due 10/3/16, proceeds $1,556,870; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 2/15/20 to 9/9/49, valued at $1,587,939 including accrued interest)	1,556,803
1,556,803	Repurchase agreement dated 9/30/16 with Daiwa Capital Markets America, Inc., 0.52%, due 10/3/16, proceeds $1,556,870; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/13/16 to 9/9/49, valued at $1,587,939 including accrued interest)	1,556,803
1,556,803	Repurchase agreement dated 9/30/16 with HSBC Securities USA, Inc., 0.46%, due 10/3/16, proceeds $1,556,863; (collateralized by various U.S. government and agency obligations, 0.00% to 7.13%, due 10/3/16 to 7/15/37, valued at $1,587,944 including accrued interest)	1,556,803
327,655	Repurchase agreement dated 9/30/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.50%, due 10/3/16, proceeds $327,669; (collateralized by various U.S. government and agency obligations, 2.14% to 6.00%, due 3/1/26 to 9/1/46, valued at $334,208 including accrued interest)	327,655
1,556,803	Repurchase agreement dated 9/30/16 with Nomura Securities International, Inc., 0.52%, due 10/3/16, proceeds $1,556,870; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 4/15/17 to 2/20/63, valued at $1,587,939 including accrued interest)	1,556,803
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $6,554,867)		6,554,867
Total Investments: 116.6% (Cost: $46,732,194)		45,446,710
Liabilities in excess of other assets: (16.6)%		(6,461,167)
NET ASSETS: 100.0%		$38,985,543

AUD	Australian Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,224,273.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $29,824,083 which represents 76.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Commodity Chemicals	4.8%	$1,857,818
Diversified Metals & Mining	37.8	14,716,078
Materials	54.3	21,117,516
Steel	3.1	1,200,431
	100.0%	$38,891,843

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$7,742,778	$—	$7,742,778
Canada	4,163,894	—	—	4,163,894
China / Hong Kong	—	14,925,342	—	14,925,342
France	—	1,945,465	—	1,945,465
Japan	—	3,669,827	—	3,669,827
Malaysia	—	1,540,671	—	1,540,671
South Africa	1,845,617	—	—	1,845,617
United States	1,857,818	—	—	1,857,818
Preferred Stocks
Brazil	1,200,431	—	—	1,200,431
Repurchase Agreements	—	6,554,867	—	6,554,867
Total	$9,067,760	$36,378,950	$—	$45,446,710

During the period ended September 30, 2016, transfers of securities from Level 2 to Level 1 were $1,204,038. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%

Canada: 4.2%
36,184	Canadian Solar, Inc. (USD) * †	$497,168
China / Hong Kong: 28.1%
6,060,800	GCL-Poly Energy Holdings Ltd. † #	812,463
1,842,000	Hanergy Thin Film Power Group Ltd. * # §	—
32,500	JA Solar Holdings Co. Ltd. (ADR) *	195,325
19,483	JinkoSolar Holding Co. Ltd. (ADR) * †	307,831
2,832,000	Shunfeng International Clean Energy Ltd. * #	339,211
52,507	Trina Solar Ltd. (ADR) *	537,672
2,962,000	United Photovoltaics Group Ltd. * #	281,020
2,366,000	Xinyi Solar Holdings Ltd. #	892,256
		3,365,778
Germany: 3.8%
14,163	SMA Solar Technology AG † #	452,884
Israel: 2.6%
18,144	SolarEdge Technologies, Inc. (USD) * †	312,621
Spain: 8.2%
33,790	Atlantica Yield plc (USD)	642,348
34,019	Saeta Yield SA #	338,360
		980,708
Switzerland: 2.2%
77,017	Meyer Burger Technology AG * † #	263,591
Taiwan: 17.7%
408,000	E-Ton Solar Tech Co. Ltd. * #	129,669
24,500	Giga Solar Materials Corp. #	290,857
398,601	Gintech Energy Corp. * #	274,816
364,000	Motech Industries, Inc. * #	370,548
697,425	Neo Solar Power Corp. * #	363,384
515,000	Sino-American Silicon Products, Inc. #	541,441
303,301	Solartech Energy Corp. * #	150,322
		2,121,037
Thailand: 5.5%
1,566,700	Inter Far East Energy Corp. (NVDR) #	212,216
10,919,900	Superblock PCL (NVDR) * #	451,970
		664,186
United States: 27.6%
25,759	First Solar, Inc. * †	1,017,223
1,783,079	Renewable Energy Corp. AS (NOK) * † #	249,858
44,606	SolarCity Corp. * †	872,493
39,225	Sunpower Corp. * †	349,887
43,898	Sunrun, Inc. * †	276,557
38,875	TerraForm Power, Inc.	540,751
		3,306,769
Total Common Stocks (Cost: $17,679,804)		11,964,742
MONEY MARKET FUND: 0.0% (Cost: $3,811)
3,811	Dreyfus Government Cash Management Fund	3,811
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $17,683,615)		11,968,553

Principal Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 24.3%

Repurchase Agreements: 24.3%
$916,293	Repurchase agreement dated 9/30/16 with Citigroup Global Markets, Inc., 0.52%, due 10/3/16, proceeds $916,333; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 2/15/20 to 9/9/49, valued at $934,619 including accrued interest)	916,293
1,000,000	Repurchase agreement dated 9/30/16 with Daiwa Capital Markets America, Inc., 0.52%, due 10/3/16, proceeds $1,000,043; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/13/16 to 9/9/49, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 9/30/16 with Nomura Securities International, Inc., 0.52%, due 10/3/16, proceeds $1,000,043; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 4/15/17 to 2/20/63, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $2,916,293)		2,916,293
Total Investments: 124.2% (Cost: $20,599,908)		14,884,846
Liabilities in excess of other assets: (24.2)%		(2,901,120)
NET ASSETS: 100.0%		$11,983,726

ADR	American Depositary Receipt
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,736,115.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,414,866 which represents 53.5% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Electrical Components & Equipment	7.3%	$872,493
Industrial Machinery	2.2	263,591
Industrials	2.3	276,557
Information Technology	5.4	651,832
Semiconductor Equipment	25.0	2,989,901
Semiconductors	39.5	4,724,723
Utilities	18.3	2,185,645
Money Market Fund	0.0	3,811
	100.0%	$11,968,553

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$497,168	$—	$—	$497,168
China / Hong Kong	1,040,828	2,324,950	0	3,365,778
Germany	—	452,884	—	452,884
Israel	312,621	—	—	312,621
Spain	642,348	338,360	—	980,708
Switzerland	—	263,591	—	263,591
Taiwan	—	2,121,037	—	2,121,037
Thailand	—	664,186	—	664,186
United States	3,056,911	249,858	—	3,306,769
Money Market Fund	3,811	—	—	3,811
Repurchase Agreements	—	2,916,293	—	2,916,293
Total	$5,553,687	$9,331,159	$0	$14,884,846

There were no transfers between levels during the period ended September 30, 2016.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2016:

Common Stocks
China/Hong Kong
Balance as of December 31, 2015	$0
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of September 30, 2016	$0

See Notes to Schedules of Investments

STEEL ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%

Brazil: 19.7%
1,669,285	Cia Siderurgica Nacional SA (ADR) * †	$4,607,227
1,706,797	Gerdau SA (ADR) †	4,642,488
2,024,772	Vale SA (ADR) †	11,136,246
		20,385,961
India: 4.5%
451,650	Vedanta Ltd. (ADR)	4,683,611
Luxembourg: 17.6%
1,183,637	ArcelorMittal (USD) * †	7,149,167
227,896	Tenaris SA (ADR) †	6,472,246
233,460	Ternium SA (ADR)	4,582,820
		18,204,233
South Korea: 6.6%
134,647	POSCO (ADR) †	6,877,769
United Kingdom: 13.7%
426,162	Rio Tinto Plc (ADR) †	14,233,811
United States: 38.0%
291,777	AK Steel Holding Corp. * †	1,409,283
133,437	Allegheny Technologies, Inc. †	2,411,207
57,098	Carpenter Technology Corp. †	2,355,863
279,673	Cliffs Natural Resources, Inc. * †	1,636,087
140,414	Commercial Metals Co.	2,273,303
38,529	Gibraltar Industries, Inc. *	1,431,352
12,720	LB Foster Co.	152,767
122,914	Nucor Corp.	6,078,097
13,425	Olympic Steel, Inc.	296,693
63,692	Reliance Steel & Aluminum Co.	4,587,735
45,445	Ryerson Holding Corp. * †	513,074
32,809	Schnitzer Steel Industries, Inc.	685,708
184,351	Steel Dynamics, Inc.	4,606,931
78,616	SunCoke Energy, Inc.	630,500
54,168	TimkenSteel Corp.	566,056
250,393	United States Steel Corp. †	4,722,412
104,474	Worthington Industries, Inc.	5,017,886
		39,374,954
Total Common Stocks (Cost: $134,319,626)		103,760,339

Principal Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 30.3%

Repurchase Agreements: 30.3%
$7,449,162	Repurchase agreement dated 9/30/16 with Citigroup Global Markets, Inc., 0.52%, due 10/3/16, proceeds $7,449,485; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 2/15/20 to 9/9/49, valued at $7,598,145 including accrued interest)	7,449,162
7,449,162	Repurchase agreement dated 9/30/16 with Daiwa Capital Markets America, Inc., 0.52%, due 10/3/16, proceeds $7,449,485; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/13/16 to 9/9/49, valued at $7,598,145 including accrued interest)	7,449,162
7,449,162	Repurchase agreement dated 9/30/16 with HSBC Securities USA, Inc., 0.46%, due 10/3/16, proceeds $7,449,448; (collateralized by various U.S. government and agency obligations, 0.00% to 7.13%, due 10/3/16 to 7/15/37, valued at $7,598,171 including accrued interest)	7,449,162
1,567,845	Repurchase agreement dated 9/30/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.50%, due 10/3/16, proceeds $1,567,910; (collateralized by various U.S. government and agency obligations, 2.14% to 6.00%, due 3/1/26 to 9/1/46, valued at $1,599,202 including accrued interest)	1,567,845
7,449,162	Repurchase agreement dated 9/30/16 with Nomura Securities International, Inc., 0.52%, due 10/3/16, proceeds $7,449,485; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 4/15/17 to 2/20/63, valued at $7,598,145 including accrued interest)	7,449,162
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $31,364,493)		31,364,493
Total Investments: 130.4% (Cost: $165,684,119)		135,124,832
Liabilities in excess of other assets: (30.4)%		(31,520,240)
NET ASSETS: 100.0%		$103,604,592

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $30,263,425.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	6.3%	$6,472,246
Industrials	1.5	1,584,119
Materials	92.2	95,703,974
	100.0%	$103,760,339

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$103,760,339	$—	$—	$103,760,339
Repurchase Agreements	—	31,364,493	—	31,364,493
Total	$103,760,339	$31,364,493	$—	$135,124,832

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended September 30, 2016.

See Notes to Schedules of Investments

UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%

Canada: 16.9%
59,567	ARC Resources Ltd. †	$1,075,537
141,122	Cenovus Energy, Inc. (USD)	2,027,923
84,990	Crescent Point Energy Corp. (USD)	1,121,868
111,444	EnCana Corp. (USD)	1,166,819
40,731	Enerplus Corp. (USD)	261,086
56,766	Husky Energy, Inc.	694,107
22,486	Peyto Exploration & Development Corp. †	629,967
20,821	PrairieSky Royalty Ltd. †	423,787
32,508	Seven Generations Energy Ltd. *	781,132
32,442	Tourmaline Oil Corp. *	877,298
62,935	Whitecap Resources, Inc.	524,838
		9,584,362
United States: 83.0%
68,467	Anadarko Petroleum Corp.	4,338,069
30,770	Antero Resources Corp. *	829,252
42,843	Apache Corp.	2,736,382
52,523	Cabot Oil & Gas Corp.	1,355,093
6,767	Carrizo Oil & Gas, Inc. *	274,876
100,467	Chesapeake Energy Corp. * †	629,928
11,417	Cimarex Energy Co.	1,534,102
17,179	Concho Resources, Inc. *	2,359,536
16,371	Continental Resources, Inc. * †	850,637
75,921	Devon Energy Corp.	3,348,875
7,533	Diamondback Energy, Inc. *	727,236
10,254	Energen Corp.	591,861
47,437	EOG Resources, Inc.	4,587,632
21,394	EQT Corp.	1,553,632
14,841	Gulfport Energy Corp. *	419,258
37,488	Hess Corp.	2,010,107
14,431	Laredo Petroleum, Inc. *	186,160
109,556	Marathon Oil Corp.	1,732,080
10,876	Matador Resources Co. *	264,722
10,834	National Fuel Gas Co. †	585,794
22,787	Newfield Exploration Co. *	990,323
51,647	Noble Energy, Inc.	1,845,864
24,974	Oasis Petroleum, Inc. * †	286,452
58,009	Occidental Petroleum Corp.	4,230,016
26,660	Parsley Energy, Inc. *	893,377
19,305	Pioneer Natural Resources Co.	3,583,973
32,291	QEP Resources, Inc.	630,643
28,380	Range Resources Corp.	1,099,725
19,392	Rice Energy, Inc. *	506,325
9,333	SM Energy Co.	360,067
53,024	Southwestern Energy Co. *	733,852
38,119	Whiting Petroleum Corp. * †	333,160
48,287	WPX Energy, Inc. *	636,906
		47,045,915
Total Common Stocks (Cost: $69,034,121)		56,630,277
MONEY MARKET FUND: 0.1% (Cost: $95,526)
95,526	Dreyfus Government Cash Management Fund	95,526
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $69,129,647)		56,725,803

Principal Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 7.8%

Repurchase Agreements: 7.8%
$1,049,563	Repurchase agreement dated 9/30/16 with Citigroup Global Markets, Inc., 0.52%, due 10/3/16, proceeds $1,049,608; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 2/15/20 to 9/9/49, valued at $1,070,554 including accrued interest)	1,049,563
1,049,563	Repurchase agreement dated 9/30/16 with Daiwa Capital Markets America, Inc., 0.52%, due 10/3/16, proceeds $1,049,608; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/13/16 to 9/9/49, valued at $1,070,554 including accrued interest)	1,049,563
1,049,563	Repurchase agreement dated 9/30/16 with HSBC Securities USA, Inc., 0.46%, due 10/3/16, proceeds $1,049,603; (collateralized by various U.S. government and agency obligations, 0.00% to 7.13%, due 10/3/16 to 7/15/37, valued at $1,070,558 including accrued interest)	1,049,563
220,908	Repurchase agreement dated 9/30/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.50%, due 10/3/16, proceeds $220,917; (collateralized by various U.S. government and agency obligations, 2.14% to 6.00%, due 3/1/26 to 9/1/46, valued at $225,326 including accrued interest)	220,908
1,049,563	Repurchase agreement dated 9/30/16 with Nomura Securities International, Inc., 0.52%, due 10/3/16, proceeds $1,049,608; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 4/15/17 to 2/20/63, valued at $1,070,554 including accrued interest)	1,049,563
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $4,419,160)		4,419,160
Total Investments: 107.8% (Cost: $73,548,807)		61,144,963
Liabilities in excess of other assets: (7.8)%		(4,448,051)
NET ASSETS: 100.0%		$56,696,912

USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,291,602.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Gas Utilities	1.0%	$585,794
Integrated Oil & Gas	12.3	6,952,046
Oil & Gas Exploration & Production	86.5	49,092,437
Money Market Fund	0.2	95,526
	100.0%	$56,725,803

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$56,630,277	$—	$—	$56,630,277
Money Market Fund	95,526	—	—	95,526
Repurchase Agreements	—	4,419,160	—	4,419,160
Total	$56,725,803	$4,419,160	$—	$61,144,963

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended September 30, 2016.

See Notes to Schedules of Investments

URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.8%

Canada: 1.7%
74,358	Cameco Corp. (USD) †	$636,504
China / Hong Kong: 1.2%
1,518,000	CGN Power Co. Ltd. # Reg S 144A	452,269
Czech Republic: 1.5%
32,257	CEZ AS #	576,463
Finland: 3.8%
87,001	Fortum OYJ #	1,406,493
France: 2.1%
64,380	Electricite de France SA #	783,961
Japan: 21.9%
60,100	Chugoku Electric Power Co., Inc. † #	756,762
39,900	Hokuriku Electric Power Co. † #	486,895
170,700	Kansai Electric Power Co., Inc. * #	1,555,072
89,100	Kyushu Electric Power Co., Inc. † #	837,470
437,106	Mitsubishi Heavy Industries Ltd. #	1,830,989
100,500	Tohoku Electric Power Co., Inc. #	1,312,428
321,200	Tokyo Electric Power Co., Inc. * #	1,393,332
		8,172,948
South Korea: 4.2%
64,473	Korea Electric Power Corp. (ADR)	1,571,852
Spain: 3.7%
63,482	Endesa SA #	1,361,582
United States: 59.7%
34,428	Ameren Corp.	1,693,169
15,088	BWX Technologies, Inc.	578,927
40,608	Dominion Resources, Inc.	3,015,956
38,012	Duke Energy Corp.	3,042,480
21,453	Entergy Corp.	1,646,089
71,974	Exelon Corp.	2,396,014
51,979	FirstEnergy Corp.	1,719,465
42,588	PG&E Corp.	2,605,108
16,887	Pinnacle West Capital Corp.	1,283,243
54,179	Public Service Enterprise Group, Inc.	2,268,475
49,664	Xcel Energy, Inc.	2,043,177
		22,292,103
Total Common Stocks (Cost: $36,801,999)		37,254,175
MONEY MARKET FUND: 0.0% (Cost: $4,857)
4,858	Dreyfus Government Cash Management Fund	4,858
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $36,806,856)		37,259,033

Principal Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.8%

Repurchase Agreements: 6.8%
$541,215	Repurchase agreement dated 9/30/16 with Citigroup Global Markets, Inc., 0.52%, due 10/3/16, proceeds $541,238; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 2/15/20 to 9/9/49, valued at $552,039 including accrued interest)	541,215
1,000,000	Repurchase agreement dated 9/30/16 with Daiwa Capital Markets America, Inc., 0.52%, due 10/3/16, proceeds $1,000,043; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 10/13/16 to 9/9/49, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 9/30/16 with Nomura Securities International, Inc., 0.52%, due 10/3/16, proceeds $1,000,043; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 4/15/17 to 2/20/63, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $2,541,215)		2,541,215
Total Investments: 106.6% (Cost: $39,348,071)		39,800,248
Liabilities in excess of other assets: (6.6)%		(2,463,304)
NET ASSETS: 100.0%		$37,336,944

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,404,600.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $12,753,716 which represents 34.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $452,269, or 1.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	1.7%	$636,504
Industrials	6.5	2,409,916
Utilities	91.8	34,207,755
Money Market Fund	0.0	4,858
	100.0%	$37,259,033

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$636,504	$—	$—	$636,504
China / Hong Kong	—	452,269	—	452,269
Czech Republic	—	576,463	—	576,463
Finland	—	1,406,493	—	1,406,493
France	—	783,961	—	783,961
Japan	—	8,172,948	—	8,172,948
South Korea	1,571,852	—	—	1,571,852
Spain	—	1,361,582	—	1,361,582
United States	22,292,103	—	—	22,292,103
Money Market Fund	4,858	—	—	4,858
Repurchase Agreements	—	2,541,215	—	2,541,215
Total	$24,505,317	$15,294,931	$—	$39,800,248

There were no transfers between levels during the period ended September 30, 2016.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2016 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”). The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of September 30, 2016, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Agribusiness ETF	$983,238,762	$119,844,965	$(217,769,273)	$(97,924,308)
Coal ETF	99,674,785	12,182,969	(24,163,219)	(11,980,250)
Global Alternative Energy ETF	110,317,161	14,913,765	(15,977,518)	(1,063,753)
Gold Miners ETF	10,495,675,906	1,256,448,328	(579,921,932)	676,526,396
Junior Gold Miners ETF	4,192,072,362	798,786,251	(127,805,947)	670,980,304
Natural Resources ETF	100,365,450	9,385,321	(16,167,925)	(6,782,604)
Oil Refiners ETF	4,081,470	465,668	(401,578)	64,090
Oil Services ETF	1,858,448,709	3,311,948	(645,497,003)	(642,185,055)
Rare Earth / Strategic Metals ETF	54,811,913	3,260,763	(12,625,966)	(9,365,203)
Solar Energy ETF	20,947,991	485,021	(6,548,166)	(6,063,145)
Steel ETF	166,630,789	4,679,846	(36,185,803)	(31,505,957)
Unconventional Oil & Gas ETF	73,882,729	1,659,512	(14,397,278)	(12,737,766)
Uranium+Nuclear Energy ETF	39,493,846	2,695,322	(2,388,920)	306,402

Other–The United Kingdom recently decided to leave the European Union (“EU”), creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies and the global markets. This may further impact, the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

As a result of events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Funds.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: November 28, 2016

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: November 28, 2016